Accounts Payable and Other Accrued Liabilities - Summary of Accounts Payable and Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts payable	$ 10,546	$ 6,208
Sales taxes and vehicle licenses and fees	9,034	4,265
Accrued property and equipment	8,325	3,045
Accrued compensation and benefits	5,054	3,398
Accrued advertising costs	4,265	1,281
Accrued inventory costs	1,386	3,480
Other accrued liabilities	11,696	6,487
Total accounts payable and other accrued liabilities	$ 50,306	$ 28,164